Property And Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment, net consisted of the following:

	DECEMBER 31, 2020	SEPTEMBER 30, 2021
Computer hardware and software	$533	$701
Laboratory equipment	8,040	15,816
Leasehold improvements	4,545	9,832
Construction in progress	6,847	2,695

Total	19,965	29,044
Less: Accumulated depreciation and amortization	(3,686)	(7,300)

Property and equipment, net	$16,279	$21,744

Property and equipment, net consisted of the following as of December 31, 2019, and 2020:

	DECEMBER 31,
	2019	2020
Computer hardware and software	$12	$533
Laboratory equipment	4,320	8,040
Leasehold improvements	228	4,545
Construction in progress	1,181	6,847

Total	5,741	19,965
Less: Accumulated depreciation and amortization	(1,992)	(3,686)

Property and equipment, net	$3,749	$16,279